Summary of Significant Accounting Policies - Schedule of Computation of Earnings Per Common Share (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (3,392,000)	$ 2,979,000	$ (5,735,000)	$ 9,291,000	$ 11,646,760	$ 21,669,452	$ (19,564,718)
Net (income) loss attributable to noncontrolling interests	314,000	(464,000)	405,000	(1,574,000)	(1,892,458)	(2,847,572)	2,663,123
Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	(3,078,000)	2,515,000	(5,330,000)	7,717,000	9,754,302	18,821,880	(16,901,595)
Less: Distributions to preferred stockholders	(3,142,000)	(3,151,000)	(9,358,000)	(9,349,000)	(12,500,000)	(12,500,000)	(12,500,000)
Less: Distributions to participating securities	(113,000)	(93,000)	(340,000)	(276,000)	(368,854)	(285,796)	(246,109)
Net loss attributable to common stockholders - basic:	(6,333,000)	(729,000)	(15,028,000)	(1,908,000)	(3,114,552)	6,036,084	(29,647,704)
Net loss attributable to common stockholders - diluted:	$ (6,333,000)	$ (729,000)	$ (15,028,000)	$ (1,908,000)	$ (3,114,552)	$ 6,036,084	$ (29,647,704)
Average number of common shares outstanding- basic	96,476,987	96,837,584	96,694,076	96,824,500
Average number of common shares outstanding - diluted	96,476,987	96,837,584	96,694,076	96,824,500
Earnings Per Share, Basic	$ (0.07)	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.03)	$ 0.07	$ (0.37)
Earnings Per Share, Diluted	(0.07)	(0.01)	(0.16)	(0.02)	$ (0.03)	$ 0.07	$ (0.37)
Class A and T Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Average number of common shares outstanding- basic					96,807,939	91,939,172	79,438,374
Average number of common shares outstanding - diluted					96,807,939	92,056,438	79,438,374
Earnings Per Share, Basic	(0.07)	(0.01)	(0.16)	(0.02)	$ (0.03)	$ 0.07	$ (0.37)
Earnings Per Share, Diluted	$ (0.07)	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.03)	$ 0.07	$ (0.37)
LTIPs
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive	0	0	0	0
LTIPs | Class A and T Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive					0	0	0
Restricted Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive	0	0	0	0
Restricted Stock | Class A and T Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive					0	117,266	0